Consolidated Statements of Changes in Equity SFr in Thousands	CHF (SFr) shares		Public offering [Member] CHF (SFr)	Public offering [Member] Ordinary shares [member] CHF (SFr)	P I P E Financing [Member] Ordinary shares [member] CHF (SFr)	Convertible Loan Agreements [Member] Ordinary shares [member] CHF (SFr)	European Biotech Acquisition Corp [Member] Ordinary shares [member] CHF (SFr)	Issued capital [member] CHF (SFr) shares	Issued capital [member] Public offering [Member] Ordinary shares [member] CHF (SFr) shares	Issued capital [member] Legacy Oculis [Member] CHF (SFr) shares	Issued capital [member] P I P E Financing [Member] Ordinary shares [member] CHF (SFr) shares	Issued capital [member] Convertible Loan Agreements [Member] Ordinary shares [member] CHF (SFr) shares	Issued capital [member] European Biotech Acquisition Corp [Member] Ordinary shares [member] CHF (SFr) shares	Treasury shares [member] CHF (SFr) shares	Treasury shares [member] Legacy Oculis [Member] CHF (SFr) shares	Share premium [member] CHF (SFr)	Share premium [member] Public offering [Member] CHF (SFr)	Share premium [member] Public offering [Member] Ordinary shares [member] CHF (SFr)	Share premium [member] P I P E Financing [Member] Ordinary shares [member] CHF (SFr)	Share premium [member] Convertible Loan Agreements [Member] Ordinary shares [member] CHF (SFr)	Share premium [member] European Biotech Acquisition Corp [Member] Ordinary shares [member] CHF (SFr)	Reserve of share-based payments [member] CHF (SFr)	Reserve of exchange differences on translation [member] CHF (SFr)	Actuarial Gain Loss On Post Employment Benefit Obligations [Member] CHF (SFr)	Retained earnings [member] CHF (SFr)
Beginning Balance (in shares) at Dec. 31, 2021 | shares										3,833,559					(114,323)
Beginning Balance at Dec. 31, 2021	SFr (60,955)									SFr 38					SFr (1)	SFr 10,632						SFr 1,967	SFr (303)	SFr (1,008)	SFr (72,280)
Loss for the period	(38,698)																								(38,698)
Other comprehensive profit (loss):
Actuarial gain (loss) on post-employment benefit obligations	744																							744
Foreign currency translation differences	3																						3
Total comprehensive loss for the period	(37,951)																						3	744	(38,698)
Share-based compensation expense	804																					804
Transaction costs	SFr (9)															(9)
Stock option exercised (in shares) | shares	61,163	[1]								61,163
Stock option exercised	SFr 120									SFr 1						119
Ending Balance (in shares) at Dec. 31, 2022 | shares										3,894,722					(114,323)
Ending balance at Dec. 31, 2022	(97,991)									SFr 39					SFr (1)	10,742						2,771	(300)	(264)	(110,978)
Loss for the period	(88,802)																								(88,802)
Other comprehensive profit (loss):
Actuarial gain (loss) on post-employment benefit obligations	(808)																							(808)
Foreign currency translation differences	(5,005)																						(5,005)
Foreign currency translation differences recycling	4,978																						4,978
Total comprehensive loss for the period	(89,637)																						(27)	(808)	(88,802)
Share-based compensation expense	3,608																					3,608
Conversion of Legacy Oculis ordinary shares and treasury shares into Oculis ordinary shares (in Shares) | shares								3,780,399	3,654,234	(3,894,722)	7,118,891	1,967,000	3,370,480		114,323
Conversion of Legacy Oculis ordinary shares and treasury shares into Oculis ordinary shares								SFr 38		SFr (39)					SFr 1
Issue of equity				SFr 38,179	SFr 67,054	SFr 18,368	SFr 35,525		SFr 36		SFr 71	SFr 20	SFr 33					SFr 38,143	SFr 66,983	SFr 18,348	SFr 35,492
Conversion Of Legacy Oculis Long-Term Financial Debt Into Oculis Ordinary Shares | shares								16,496,603
Transaction costs			SFr (3,361)														SFr (3,361)
Conversion of Legacy Oculis long-term financial debt into Oculis ordinary shares value	124,802							SFr 165								124,637
Conversion of Legacy Oculis long-term financial debt into Oculis ordinary shares ( in shares) | shares								16,496,603
Transaction costs related to the business combination	SFr (4,821)															(4,821)
Stock option exercised (in shares) | shares	112,942	[1],[2]						112,942
Stock option exercised	SFr 274							SFr 1								273
Warrants exercised	1,728							SFr 2								1,726
Warrants exercised (in shares) | shares								149,156
Ending Balance (in shares) at Dec. 31, 2023 | shares								36,649,705
Ending balance at Dec. 31, 2023	93,728							SFr 366								288,162						6,379	(327)	(1,072)	(199,780)
Loss for the period	(85,777)																								(85,777)
Other comprehensive profit (loss):
Actuarial gain (loss) on post-employment benefit obligations	(1,161)																							(1,161)
Foreign currency translation differences	56																						56
Total comprehensive loss for the period	(86,882)																						56	(1,161)	(85,777)
Share-based compensation expense	53,541							SFr 50								53,491						9,782
Conversion of Legacy Oculis ordinary shares and treasury shares into Oculis ordinary shares (in Shares) | shares								5,000,000
Transaction costs	SFr (1,868)															(1,868)
Issuance of shares to be held as treasury shares (in shares) | shares								1,000,000						(1,000,000)
Issuance of shares to be held as treasury shares								SFr 10						SFr (10)
Vesting of earnout shares (in shares) | shares								1,422,723
Vesting of earnout shares								SFr 14								(14)
RSUs vested (in shares) | shares								9,430
RSUs vested																99						(99)
Stock option exercised (in shares) | shares	301,511	[1],[2]						301,511
Stock option exercised	SFr 938							SFr 3								935
Warrants exercised	4,144							SFr 3								4,141
Warrants exercised (in shares) | shares								279,033
Ending Balance (in shares) at Dec. 31, 2024 | shares								44,662,402						(1,000,000)
Ending balance at Dec. 31, 2024	SFr 73,383							SFr 446						SFr (10)		SFr 344,946						SFr 16,062	SFr (271)	SFr (2,233)	SFr (285,557)

[1]	Retroactive application of the recapitalization effect due to the BCA for activity prior to March 2, 2023, the Exchange Ratio was applied to the number of options and the weighted average exercise price was divided by the same exchange ratio.
[2]	Forfeited amount includes earnout options forfeited during the years ended December 31, 2024 and 2023. No SARs have been exercised or forfeited during the years ended December 31, 2024 or 2023.